Share Based Compensation (Summary Of Activity Of The RSUs Granted) (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Time-Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	0.3
Granted, Weighted Average Grant Date Fair Value	$ 133.05
Granted, Fair Value at Grant Date	$ 39.3
Performance-Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	0.4
Granted, Weighted Average Grant Date Fair Value	$ 122.39
Granted, Fair Value at Grant Date	$ 49.1
Performance-Based RSUs [Member] | Vesting In Less Than 12 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted Average Grant Date Fair Value	$ 137.54
Granted, Fair Value at Grant Date	$ 0.1
Performance-Based RSUs [Member] | Vesting In 12 To 24 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	0.1
Granted, Weighted Average Grant Date Fair Value	$ 122.65
Granted, Fair Value at Grant Date	$ 13.0
Performance-Based RSUs [Member] | Vesting In More Than 24 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	0.3
Granted, Weighted Average Grant Date Fair Value	$ 122.43
Granted, Fair Value at Grant Date	$ 36.0
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	0.7	0.6	0.6
Granted, Weighted Average Grant Date Fair Value	$ 127.00	$ 94.88	$ 92.51
Granted, Fair Value at Grant Date	$ 88.4	$ 56.0	$ 52.9
SB/RH Holdings, LLC [Member] | Time-Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	0.3
Granted, Weighted Average Grant Date Fair Value	$ 132.93
Granted, Fair Value at Grant Date	$ 37.8
SB/RH Holdings, LLC [Member] | Performance-Based RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	0.4
Granted, Weighted Average Grant Date Fair Value	$ 122.53
Granted, Fair Value at Grant Date	$ 49.1
SB/RH Holdings, LLC [Member] | Performance-Based RSUs [Member] | Vesting In Less Than 12 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted Average Grant Date Fair Value	$ 137.54
Granted, Fair Value at Grant Date	$ 0.1
SB/RH Holdings, LLC [Member] | Performance-Based RSUs [Member] | Vesting In 12 To 24 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	0.1
Granted, Weighted Average Grant Date Fair Value	$ 122.65
Granted, Fair Value at Grant Date	$ 13.0
SB/RH Holdings, LLC [Member] | Performance-Based RSUs [Member] | Vesting In More Than 24 Months [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	0.3
Granted, Weighted Average Grant Date Fair Value	$ 122.43
Granted, Fair Value at Grant Date	$ 36.0
SB/RH Holdings, LLC [Member] | Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Shares	0.7	0.6	0.5
Granted, Weighted Average Grant Date Fair Value	$ 126.85	$ 95.00	$ 93.12
Granted, Fair Value at Grant Date	$ 86.9	$ 54.1	$ 42.3